Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Federal funds sold and interest-bearing deposits	$ 61	$ 87
Federal Home Loan Bank stock	183	235
Securities:
Available for sale	3,204	4,287
Held to maturity	787	1,117
Total securities	3,991	5,404
Loans:
SBA	4,665	5,264
SBA 504	3,482	4,305
Commercial	17,492	18,130
Residential mortgage	7,107	7,684
Consumer	2,542	2,926
Total loans	35,288	38,309
Total interest income	39,523	44,035
INTEREST EXPENSE
Interest-bearing demand deposits	571	737
Savings deposits	2,202	2,829
Time deposits	4,067	6,173
Borrowed funds and subordinated debentures	3,711	4,296
Total interest expense	10,551	14,035
Net interest income	28,972	30,000
Provision for loan losses	6,800	7,250
Net interest income after provision for loan losses	22,172	22,750
NONINTEREST INCOME
Branch fee income	1,445	1,424
Service and loan fee income	1,034	979
Gain on sale of SBA loans held for sale, net	962	500
Gain on sale of mortgage loans, net	951	1,052
Bank owned life insurance	295	310
Net security gains	303	85
Other income	671	719
Total noninterest income	5,661	5,069
NONINTEREST EXPENSE
Compensation and benefits	11,781	11,875
Occupancy	2,781	2,522
Processing and communications	2,104	2,139
Furniture and equipment	1,527	1,755
Professional services	817	737
Loan collection costs	979	964
OREO expenses	1,229	1,316
Deposit insurance	775	1,301
Advertising	727	624
Other expenses	1,798	1,757
Total noninterest expense	24,518	24,990
Income before provision for income taxes	3,315	2,829
Provision for income taxes	769	589
Net income	2,546	2,240
Preferred stock dividends and discount accretion	1,558	1,520
Income available to common shareholders	$ 988	$ 720
Net income per common share - Basic	$ 0.13	$ 0.10
Net income per common share - Diluted	$ 0.13	$ 0.10
Weighted average common shares outstanding - Basic	7,333	7,173
Weighted average common shares outstanding - Diluted	7,735	7,447